Other Long-Term Investments (Discounted Cash Flow Approach To Value Long Term Notes, T-Bill And First Tax Prepayment) (Detail) (USD $)		12 Months Ended
	Oct. 20, 2009 Treasury Bill [Member]	Dec. 31, 2012 Treasury Bill [Member] Discounted Cash Flow Approach [Member] Y	Dec. 31, 2011 Treasury Bill [Member] Discounted Cash Flow Approach [Member] Y	Dec. 31, 2012 Tax Prepayment [Member] Discounted Cash Flow Approach [Member] Y	Dec. 31, 2011 Tax Prepayment [Member] Discounted Cash Flow Approach [Member] Y	Dec. 31, 2012 Long-Term Notes [Member] Discounted Cash Flow Approach [Member] Y	Dec. 31, 2012 Long-Term Notes [Member] Discounted Cash Flow Approach [Member] Minimum [Member]	Dec. 31, 2012 Long-Term Notes [Member] Discounted Cash Flow Approach [Member] Maximum [Member]
Other Long Term Investments [Line Items]
Purchased Amount	$ 100,000,000	$ 100,000,000	$ 100,000,000	$ 150,000,000	$ 150,000,000
Discount Rate		4.40%	9.90%	4.40%	9.90%		8.00%	60.00%
Maturity date (in years)		1.8	2.8	0.3	1.5	4
Bankers Acceptance Rate						1.15%